Expense Example - Invesco NASDAQ 100 ETF - Invesco NASDAQ 100 ETF	Jul. 29, 2024 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 15
Expense Example, with Redemption, 3 Years	48
Expense Example, with Redemption, 5 Years	85
Expense Example, with Redemption, 10 Years	$ 192